Subsequent Events	6 Months Ended
Jun. 30, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
25	SUBSEQUENT EVENTS

The Group evaluated all events and transactions that occurred after June 30, 2025 up through the date of report, which is the date that these consolidated financial statements are available for distribution. Other than the event disclosed below:

(a)

On July 16, 2025, the Company amended and restated memorandum and articles of association to include a dual class share structure and the creation of two new classes of shares, being A (Class A Shares) and B (Class B Shares), both with no par value which rank pari passu as to distributions (including on a liquidation), and provide for enhanced voting rights at a rate of twenty-to-one in favour of the Class B Shares.

The share designations state that the 2,000,000 Ordinary Shares registered in the name of Mr. Lee Seng Chi and Reservoir Energy Link Bhd shall be redesignated as Class B Shares and the remaining Ordinary Shares in issue shall be redesignated as Class A Shares respectively.

(b)	On September 15, 2025, Founder Assets Sdn. Bhd. acquired 49% equity interest in RL Sunseap Energy Sdn. Bhd. for a total purchase consideration of RM1,916,649.80. The investment is classified as associate given the Company has significant influence over the financial and operating policy decisions of RL Sunseap Energy Sdn. Bhd.